Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	3
Revenue	$ 1,099,894	$ 1,102,029	$ 1,211,749
Adjusted EBITDA	$ 794,922	$ 797,100	824,388
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	2
Revenue	$ 802,756	$ 821,377	928,525
Adjusted EBITDA	$ 575,704	$ 588,016	602,583
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 118,417	$ 113,591	123,692
Adjusted EBITDA	87,393	84,560	99,935
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	123,476	113,273	105,680
Adjusted EBITDA	96,043	88,010	83,635
Water [Member]
Financial information by segment [Abstract]
Revenue	55,245	53,788	53,852
Adjusted EBITDA	35,782	36,514	38,235
North America [Member]
Financial information by segment [Abstract]
Revenue	424,888	405,047	395,775
Adjusted EBITDA	319,264	309,988	311,803
South America [Member]
Financial information by segment [Abstract]
Revenue	188,127	166,441	154,985
Adjusted EBITDA	146,722	126,551	119,547
EMEA [Member]
Financial information by segment [Abstract]
Revenue	486,879	530,541	660,989
Adjusted EBITDA	$ 328,936	$ 360,561	$ 393,038